                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: _12/31/2009_________

Check here if Amendment: ||; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:

Address:



Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:
Title:
Phone:


Signature, Place, and Date of Signing:

Gina DiMento			Boston, MA			02/12/10
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      ______0_______

Form 13F Information Table Entry Total: ______56_______

Form 13F Information Table Value Total: $___1,340,542_________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

_______   ___________________________   ________________________________

[Repeat as necessary.]

                                             FORM 13F INFORMATION TABLE

As of December 31, 2009           Name of Reporting manager: PAR CAPITAL MANAGEMENT, INC.
----------------------------------------------------------------------------------------------------
            Item 1:                Item 2:       Item 3:         Item 4:            Item 5:
                                                                             Shares of
            Name                   Title         CUSIP            Fair       Principal     SHR/PRN
          of Issuer               of Class       Number       Market Value     Amount      PPUT/CALL
----------------------------------------------------------------------------------------------------
Allegiant Travel Company             Common     01748X102    71,063,963.50  1,506,550.00   SHR
Ameristar Casinos Inc.               Common     03070Q101    29,393,900.00  1,930,000.00   SHR
Atlas Air Worldwide Holdings         Common     049164205     6,611,875.00    177,500.00   SHR
ARM Holdings PLC                 Sponsored ADR  042068106    14,230,905.84  1,662,489.00   SHR
Asia Pacific Wire & Cable Ltd        Common     G0535E106       223,440.00     91,200.00   SHR
Bally Technologies Inc               Common     05874B107    61,336,295.00  1,485,500.00   SHR
BGC Partners, Inc.               Class A Common 05541T101    20,955,091.08  4,535,734.00   SHR
Boyd Gaming Corporation              Common     103304101    23,826,879.00  2,846,700.00   SHR
Churchill Downs                      Common     171484108     8,252,594.55    220,953.00   SHR
Dollar Thrifty Automotive            Common     256743105     7,042,750.00    275,000.00   SHR
Eagle Materials Inc.                 Common     26969P108       761,154.95     29,219.00   SHR
Elan PLC                         Sponsored ADR  284131208     3,260,000.00    500,000.00   SHR
El Paso Corp                         Common     28336L109     1,621,950.00    165,000.00   SHR
Expedia Inc.                         Common     30212P105    48,101,849.05  1,869,485.00   SHR
FBR Capital Markets Corp             Common     30247C301     1,521,423.30    246,185.00   SHR
Full House Resorts Inc.              Common     359678109     3,242,888.00    942,700.00   SHR
Genesee & Wyoming Inc.           Class A Common 371559105     4,441,847.04    136,086.00   SHR
Hawaiian Holdings Inc                Common     419879101     1,925,000.00    275,000.00   SHR
Hittite Microwave Corp               Common     43365Y104     4,260,016.53    104,489.00   SHR
Interstate Hotels & Resorts          Common     46088S106       601,920.00    273,600.00   SHR
Isle of Capri Casinos Inc.           Common     464592104    11,888,764.36  1,589,407.00   SHR
JetBlue Airways Corp                 Common     477143101    18,667,558.00  3,425,240.00   SHR
Kansas City Southern                 Common     485170302     7,032,445.92    211,248.00   SHR
Lakes Entertainment Inc.             Common     51206P109     1,380,951.80    550,180.00   SHR
Majesco Holdings Inc.                Common     560690208       460,000.00    400,000.00   SHR
Marten Transport Ltd                 Common     573075108     5,751,700.55    320,429.00   SHR
MarineMax Inc.                       Common     567908108     6,046,183.71    657,909.00   SHR
Metro Bancorp                        Common     59161R101       502,800.00     40,000.00   SHR
Mosys Inc                            Common     619718109     2,044,860.00    519,000.00   SHR
MTR Gaming Group Inc.                Common     553769100     1,776,468.20  1,366,514.00   SHR
Multimedia Games Inc.                Common     625453105    12,769,957.85  2,124,785.00   SHR
Nintendo Co. LTD ADR                 Common     654445303     2,537,682.00     85,100.00   SHR
Odyssey Healthcare Inc.              Common     67611V101     4,096,241.32    262,748.00   SHR
Ohio Art Co                          Common     677143109       101,250.00     40,500.00   SHR
Orbitz Worldwide, Inc.               Common     68557K109   120,843,499.28 16,463,692.00   SHR
Penn National Gaming                 Common     707569109    38,364,274.30  1,410,970.00   SHR
Pinnacle Entertainment, Inc.         Common     723456109    23,367,001.68  2,602,116.00   SHR
Pozen Inc.                           Common     73941U102    11,766,953.64  1,967,718.00   SHR
Priceline Inc.                       Common     741503403   142,597,704.90    652,890.00   SHR
PureCycle Corp                       Common     746228303     8,750,178.30  3,070,238.00   SHR
Realnetworks, Inc.                   Common     75605L104     6,947,409.07  1,872,617.00   SHR
Rubicon Technology Inc.              Common     78112T107     8,259,000.57    406,647.00   SHR
Southwest Airlines                   Common     844741108   137,160,000.00 12,000,000.00   SHR
Sunpower Corp                    Class B Common 867652307     3,397,314.85    162,163.00   SHR
Swift Energy Co                      Common     870738101     1,198,000.00     50,000.00   SHR
Terra Nova Financial Group, Inc.     Common     88102L204     2,092,796.00  2,947,600.00   SHR
Textron Inc.                         Common     883203BN0     1,316,700.00     70,000.00   SHR
Tivo Inc.                            Common     888706108    26,297,708.96  2,583,272.00   SHR
UAL Corporation                      Common     902549807   107,669,400.00  8,340,000.00   SHR
UAL Corporation                  DBCV 5.0% 2/0  902549AE4     5,508,527.72  1,071,698.00   SHR
United Community Banks G             Common     90984P105        50,850.00     15,000.00   SHR
UnitedHealth Group, Inc.             Common     91324P102   188,976,000.00  6,200,000.00   SHR
Universal Health Services Inc.   Class B Common 913903100    62,518,900.00  2,049,800.00   SHR
Vaalco Energy, Inc.                  Common     91851C201     1,321,811.40    290,508.00   SHR
Vantage Drilling C0o                 Common     G93205105     1,006,412.61    625,101.00   SHR
Webzen Inc.                        Common ADR   94846M102       771,606.72    267,919.00   SHR
Wellcare Health Plans, Inc.          Common     94946T106    52,627,637.80  1,431,655.00   SHR
----------------------------------------------------------------------------------------------------
             Total Long Equities                          1,340,542,294.35

                                                                                                   (SEC USE ONLY)
As of December 31, 2009           Name of Reporting manager: PAR CAPITAL MANAGEMENT, INC.
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                                             Item 6:                                                 Item 8
                                     Investment Discretion                                  Voting Authority (Shares)
                                  ------------------------------------                  -------------------------------
            Item 1:               (a) Sole (b) Shared-                      Item 7:     (a) Sole   (b) Shared  (c) None
        Name of Issuer                     As Defined    (c) Shared-        Managers
                                           in Instr. V       Other        See Instr. V
-----------------------------------------------------------------------------------------------------------------------
Allegiant Travel Company          X                                                      1506550
Ameristar Casinos Inc.            X                                                      1930000
Atlas Air Worldwide Holdings      X                                                       177500
ARM Holdings PLC                  X                                                      1662489
Asia Pacific Wire & Cable Ltd     X                                                        91200
Bally Technologies Inc            X                                                      1485500
BGC Partners, Inc.                X                                                      4535734
Boyd Gaming Corporation           X                                                      2846700
Churchill Downs                   X                                                       220953
Dollar Thrifty Automotive         X                                                       275000
Eagle Materials Inc.              X                                                        29219
Elan PLC                          X                                                       500000
El Paso Corp                      X                                                       165000
Expedia Inc.                      X                                                      1869485
FBR Capital Markets Corp          X                                                       246185
Full House Resorts Inc.           X                                                       942700
Genesee & Wyoming Inc.            X                                                       136086
Hawaiian Holdings Inc             X                                                       275000
Hittite Microwave Corp            X                                                       104489
Interstate Hotels & Resorts       X                                                       273600
Isle of Capri Casinos Inc.        X                                                      1589407
JetBlue Airways Corp              X                                                      3425240
Kansas City Southern              X                                                       211248
Lakes Entertainment Inc.          X                                                       550180
Majesco Holdings Inc.             X                                                       400000
Marten Transport Ltd              X                                                       320429
MarineMax Inc.                    X                                                       657909
Metro Bancorp                     X                                                        40000
Mosys Inc                         X                                                       519000
MTR Gaming Group Inc.             X                                                      1366514
Multimedia Games Inc.             X                                                      2124785
Nintendo Co. LTD ADR              X                                                        85100
Odyssey Healthcare Inc.           X                                                       262748
Ohio Art Co                       X                                                        40500
Orbitz Worldwide, Inc.            X                                                     16463692
Penn National Gaming              X                                                      1410970
Pinnacle Entertainment, Inc.      X                                                      2602116
Pozen Inc.                        X                                                      1967718
Priceline Inc.                    X                                                       652890
PureCycle Corp                    X                                                      3070238
Realnetworks, Inc.                X                                                      1872617
Rubicon Technology Inc.           X                                                       406647
Southwest Airlines                X                                                     12000000
Sunpower Corp                     X                                                       162163
Swift Energy Co                   X                                                        50000
Terra Nova Financial Group, Inc.  X                                                      2947600
Textron Inc.                      X                                                        70000
Tivo Inc.                         X                                                      2583272
UAL Corporation                   X                                                      8340000
UAL Corporation                   X                                                      1071698
United Community Banks G          X                                                        15000
UnitedHealth Group, Inc.          X                                                      6200000
Universal Health Services Inc.    X                                                      2049800
Vaalco Energy, Inc.               X                                                       290508
Vantage Drilling C0o              X                                                       625101
Webzen Inc.                       X                                                       267919
Wellcare Health Plans, Inc.       X                                                      1431655
-----------------------------------------------------------------------------------------------------------------------